Equity - Additional Information (Detail)									3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 23, 2021 USD ($) shares	Mar. 04, 2021 USD ($)	Feb. 25, 2021 USD ($)	Sep. 04, 2020 USD ($) $ / shares shares	Dec. 03, 2019 $ / shares shares	Dec. 03, 2019 $ / shares shares	May 04, 2018 $ / shares shares	May 04, 2018 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 19, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 16, 2020 USD ($) $ / shares shares	Oct. 09, 2020 USD ($)	Sep. 04, 2020 TWD ($) $ / shares shares	Dec. 31, 2019 TWD ($) $ / shares shares	Dec. 31, 2018 TWD ($) $ / shares shares
Net Proceeds from offering of shares | $		$ 69,000,000	$ 18,000,000
Authorized share capital									$ 5,000,000,000		$ 5,000,000,000						$ 5,000,000,000,000	$ 5,000,000,000,000
Number of shares authorized									500,000,000		500,000,000						500,000,000	500,000,000
Authorized par value of per share | (per share)									$ 0.01		$ 0.01						$ 10.00	$ 10.00
Dividends distribution | $											$ 0	$ 0	$ 0
After Redenomination Of Authorized Capital And Before Capital Reduction
Authorized share capital | $									$ 165,000,000		$ 165,000,000
Number of shares authorized									500,000,000		500,000,000
Authorized par value of per share | $ / shares									$ 0.33		$ 0.33
Redenomination Of Authorized Capital | NT Dollar
Authorized share capital | $																$ 5,000,000,000
Number of shares authorized				500,000,000												500,000,000
Authorized par value of per share | (per share)				$ 10.00												$ 10.00
Foreign exchange rate | $				$ 1
Redenomination Of Authorized Capital | US Dollar
Authorized share capital | $				$ 165,000,000
Number of shares authorized				500,000,000												500,000,000
Authorized par value of per share | $ / shares				$ 0.33
Closing foreign exchange rate				0.03												0.03
Tenth Amended And Restated Memorandum Of Association
Authorized share capital | $														$ 5,000,000
Number of shares authorized														500,000,000
Authorized par value of per share | $ / shares														$ 0.01
Conversion From Shares To American Depository Receipts
Number of shares issued				130,488,940												130,488,940
Ratio of ordinary shares conversion to ADS				5
Ordinary Shares
Authorized par value of per share | $ / shares									$ 0.01		$ 0.01
Ordinary Shares | Conversion From Shares To American Depository Receipts
Number of shares issued									97,976,475		97,976,475
American Depository Receipts | Open Market Agreement | Jefferies LLC
Number of shares issued	4,908,987								3,953,985	8,862,972	3,953,985
Aggregate amount of shares eligible to be sold | $															$ 50,000,000
Net Proceeds from offering of shares | $	$ 14,100,000								$ 7,400,000	$ 21,500,000
American Depositary Share | Conversion From Shares To American Depository Receipts
Number of shares issued									19,595,295		19,595,295
Initial Public Offering
Number of shares issued					5,893,206	5,893,206	6,000,000	6,000,000
Offering price per share | (per share)					$ 2.50	$ 15.24	$ 7.03	$ 41.72
Initial Public Offering | Ordinary Shares
Number of shares issued					29,466,030	29,466,030	30,000,000	30,000,000	19,720,500		19,720,500
Net Proceeds from offering of shares | $											$ 7,413,943
Initial Public Offering | American Depositary Share
Number of shares issued									3,944,100		3,944,100